UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                  FORM N-CSRS
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________

                                 CT Corporation
                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2016

                    DATE OF REPORTING PERIOD: JUNE 30, 2016

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2016


                                                 THE ADVISORS' INNER CIRCLE FUND


                                                 [GRAPHIC OMITTED]
                                                 HARVEST GLOBAL INVESTMENTS


                                                 HARVEST FUNDS INTERMEDIATE BOND

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2016
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
                             TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ........................................................  1
Schedule of Investments .....................................................  6
Statement of Assets and Liabilities ......................................... 14
Statement of Operations ..................................................... 15
Statements of Changes in Net Assets ......................................... 16
Financial Highlights ........................................................ 17
Notes to Financial Statements ............................................... 19
Disclosure of Fund Expenses ................................................. 32



The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-573-6994; and (ii) on the SEC's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND
                                                              JUNE 30, 2016
                                                              (UNAUDITED)
--------------------------------------------------------------------------------

Dear Shareholders:

FUND PERFORMANCE REVIEW

For the six months ended June 30, 2016, Class A of the Fund provided a total return of 4.05% in 2016 before dividends. Net of CNH (offshore Renminbi) depreciation (1.54%), []the Fund returned 5.59%, underperformed the JPMorgan Asia Credit Index China (JACI China) and Hong Kong (JACI HK) sub-indices, which returned 5.59% and 5.68%, respectively.

We maintained a relatively short duration (2.7 yr) and balanced mix of invest[] ment grade (57.5%) and high yield (36.9%) fixed income securities, as well as our strategy to selectively invest outside of China, including Japan, India and Indonesia. These were the crucial factors behind the Fund performance.

Our diversified portfolio, tactical sector rotation, and credit selection also helped contribute to the return. During the year, we added higher beta (market-specific risk) names during the market sell-off in January triggered by concerns on oil prices and global macro conditions. We also increased our weighting on China at the expense of Emerging Markets (EM) countries in the 1Q on the back of strong onshore interests and the resulting trading technical. In the 2Q, we started to rotate some of our China exposure into other Asia credits given the better valuation of the latter. We also increased our exposure in Developed markets, including Australia, Japan and the United States, mostly in Investment Grade (IG) credits, given their better relative valuations.

MARKET REVIEW

2016 had a rocky start with concerns on oil prices, European banking crisis, China macro situations and the government's stance on the Renminbi (RMB) driving the market lower. Sentiments started to improve in February on cheap valuations, stronger-than-expected economic data from China, rebound of oil prices and monetary easing measures from the Central Banks. The fixed income market moved steadily higher until the black swan event, the Brexit vote, shocked the global market, and triggered a massive risk-off -- British Pound against USD tumbled more than 11% and 10-year U.S. Treasury yield went lower to 1.36% at one point.

The shock proved to be temporary, and the market recovered quickly after the Bank of England and Central Bank of Japan announced liquidity support and monetary easing, respectively. Expectation on Federal Reserve's (Fed) rate hike has been delayed to September at the earliest, from pre-Brexit expectation of July. In this round of volatility, the EM outperformed the U.S. and European markets. Within the EM, Asia has shown lower volatility as compared to Latin America and Middle East due to its lower exposure to Europe.

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THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2016
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

CEMBI Broad Diversified Index (CEMBI) returned 8.6% in the first half of 2016 (1H2016). Europe (10.2%), Africa (14.4%), Latin (10.9%) and Central & Eastern Europe, Middle East and Africa (CEEMEA) (8.8%) outperformed, mainly driven by the quantitative easing (QE) in Europe, the recovery in commodities and oil prices while Asia (6.8%) and Middle East (5.4%) underperformed.

Within Asia, the JACI Index returned 6.54% . Indonesia (13.79%) was a key outperformer on the back of improving EM risk sentiments, the approval of the tax amnesty program in June has helped the sentiments further, followed by Macau (10.77%) along with the recovery of the Chinese economy and the resulting Gross Gaming Revenue (GGR), and Philippines (8.31%), while Taiwan (3.81%) underperformed.

China High Yield (HY) rallied in the first half of the year given its lower volatilities as compared to other EM countries and the strong technical due to a lack of quality primary issuance in the high yield space and strong onshore demand. China property was supported by good year-to-date sales and more easing measures from the government while China industrial had better outlook with the rebound of commodity prices.

The performance of the CNH bond markets was quite impressive as well with the FTSE-BOCHK Offshore RMB Bond Index returned 3.67% year-to-date in CNH terms. The year-to-date Offshore RMB bond issuance volume stood at RMB42.5bn, a 56.2% decline as compared to the same period of last year. The low interest rate due to the flush liquidity conditions onshore and the recent political uncertainty in Europe have slowed down the overall pace of CNH bond issuance. This slow pace of CNH bond issuance has well supported the market technical and the bond performance in the secondary market.

OUTLOOK ON MARKET

After a wobbly start in the first two months of the year, Asia credit has rallied strongly, yet we continue to like Asia credits despite the recent rally given its lower volatilities as compared to other EM. The expectation of easier global monetary policies for longer after Brexit and the strong technical due to a lack of supply could still provide supports to the region. In addition, the asset class will continue to benefit from safe-haven buying given it less exposure to Europe.

Technical should continue to support the markets in the near term. Even as issuance picked up to $44bn in 2Q from $27bn in 1Q, new supply is still running 26% below that of last year. Currency volatility, availability of cheaper funding alternatives (China onshore bond market, Panda bonds and banks, etc.), and lower funding needs should continue to cap supply. Meanwhile, demand is well supported by the existing local investor base and incremental new demand from Chinese investors.

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THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2016
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

Turning to RMB, the global risk-off move for safe-haven currencies such as USD post UK's unexpected Brexit decision has put further depreciation pressure on RMB. But we don't expect the currency to end the year too much far off from the current level. We believe the government will try to control the pace of depreciation ahead of the G20 meeting and the official inclusion of the RMB in the Special Drawing Rights (SDR) basket. Despite the weaker Euro, Yen has strengthened against the USD. In addition, the China Foreign Exchange Trade System (CFETS) RMB Index declined to 94.88 on July 1, 2016, representing a depreciation of 5.12% since Dec. 31, 2014 or 6% since Jan. 1, 2016, providing room for the government to strengthen the currency if needed. The sudden collapse in value of GBP after the Brexit raises concerns on its status as a reserve currency. RMB, to be included in the SDR in October this year, stands to benefit as an alternative for central banks to diversify their portfolio amid uncertainties.

The global grab for yield has sent long-end rates in most countries to record lows in recent days. China's Ministry of Finance has recently issued the first tranche RMB14bn of the total RMB28bn China Government Bond (CGB), and attracted 3.2x bid with final pricing tighter than expected despite weaker CNY (onshore Renminbi). The bonds subsequently tightened 10-20 basis points in secondary market trading. We have added some long-dated CNH CGB to the portfolio. While the yield differential of the 10-yr onshore and offshore GGBs has compressed to about 40-50 basis points, we expect both yield curves to go lower on further easing measures by the government.

FUND POSITIONING

Our overall strategy remains, i.e. we continue to like high quality China USD IG and China HY for yield carry given the ease of funding and stabilizing macro conditions onshore. We continue to think China will remain more defensive given its relatively more stable macro fundamentals compared to other EM countries, and strong onshore buying. We selectively added some Developed Market (DM) IG, such as Japanese credits, U.S. credits, and Australian credits, given its more attractive valuation compared to China USD IG. For China IG, our preferences remain the larger, listed names, both in corporates and banks, as well as the strategically important State Owned Enterprises (SOEs) and defensive sectors such as utilities. We also find value in corporate perpetual bonds with high step-ups (increases in the interest payment at a predetermined point in the future) and subordinated debts.

We like high quality China USD IG given its better relative value as compared to China USD HY when compared to their USD counterparts. We will continue our positioning of adding China Industrial HY and Asia HY at the expense of China HY property, as we expect more China HY property developers returning to the

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2016
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

offshore USD bond market in the second half, given the difficulties of money repatriation from onshore to offshore as well as the gradual exhaustion of the offshore loan market (note that offshore banks are subject to single name risk limits) and onshore the public corporate bond issuance quotas (onshore Medium Term Notes and public bonds outstanding could not exceed 40% of net assets of the issuance entity).

We are holding our CNH position given the limited supply, the onshore and offshore yield differential, and our expectation that the RMB will remain relatively stable over the medium term.

We have increased slightly our Indian HY and Indonesia HY exposure given its more attractive valuation as compared to its Chinese counterparts. For Indonesia specifically, the tax amnesty program that just got approved should rejuvenate property demand while any repatriated assets could benefit the system's liquidity. Furthermore, the lack of supply and the large inflows into EM countries we have seen lately could continue to provide technical support to the space.

THE ABOVE COMMENTARY EXPRESSES THE PORTFOLIO MANAGERS' VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE. THESE VIEWS AND THE PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST, AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. A SHORT TERM TRADING FEE OF 1.50% MAY APPLY TO REDEMPTIONS IF SHARES REDEEMED HAVE BEEN HELD FOR LESS THAN 90 DAYS. PER THE PROSPECTUS DATED MAY 1, 2016, THE ADVISOR HAS CONTRACTUALLY AGREED TO REDUCE FEES AND REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO KEEP THE TOTAL ANNUAL FUND OPERATING EXPENSE AFTER FEE REDUCTIONS AND OR EXPENSE REIMBURSEMENTS FROM EXCEEDING 0.88% AND 1.13% OF THE FUND'S AVERAGE DAILY NET ASSETS OF THE INSTITUTIONAL CLASS AND CLASS A SHARES, RESPECTIVELY, UNTIL APRIL 30, 2017. IN THE ABSENCE OF CURRENT FEE REDUCTIONS AND EXPENSE REIMBURSEMENTS, PERFORMANCE WOULD BE REDUCED. THE GROSS TOTAL EXPENSE RATIO WITHOUT WAIVERS FOR INSTITUTIONAL CLASS AND CLASS A SHARES IS 1.47% AND 1.73%, RESPECTIVELY. MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.25%.

MUTUAL FUND INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THERE CAN BE NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS STATED OBJECTIVES. BOND AND BOND FUNDS WILL DECREASE IN VALUE AS INTEREST RATES RISE. THE FUND FOCUSES ITS INVESTMENTS PRIMARILY WITH CHINESE ISSUERS AND ISSUERS WITH ECONOMIC TIES TO CHINA. THE FUND IS SUBJECT TO POLITICAL, SOCIAL OR ECONOMIC INSTABILITY WITHIN CHINA WHICH MAY CAUSE DECLINE IN VALUE. FLUCTUATIONS IN CURRENCY OF FOREIGN COUNTRIES MAY HAVE AN ADVERSE AFFECT TO DOMESTIC CURRENCY VALUES. EMERGING MARKETS INVOLVE HEIGHTENED RISK RELATED TO THE SAME FACTORS AS WELL AS INCREASE VOLATILITY AND LOWER TRADING VOLUME. THE FUND USES DERIVATIVE INSTRUMENTS. THE PRIMARY RISK OF DERIVATIVE INSTRUMENTS IS THAT CHANGES IN THE MARKET

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2016
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

VALUE OF SECURITIES HELD BY THE FUND AND OF THE DERIVATIVE INSTRUMENTS RELATING TO THOSE SECURITIES MAY NOT BE PROPORTIONATE. DERIVATIVES ARE ALSO SUBJECT TO ILLIQUIDITY AND COUNTERPARTY RISK. HIGH YIELD BONDS INVOLVE GREATER RISK OF DEFAULT OR DOWNGRADE AND ARE MORE VOLATILE THAN INVESTMENT GRADE SECURITIES, DUE TO THE SPECULATIVE NATURE OF THEIR INVESTMENTS. CURRENT AND FUTURE HOLDINGS ARE SUBJECT TO RISK. THERE CAN BE NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS STATED OBJECTIVE.

THE HARVEST FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION COMPANY WHICH IS NOT AFFILIATED WITH HARVEST GLOBAL INVESTMENTS LIMITED, THE INVESTMENT ADVISER FOR THE FUND.

                       DEFINITION OF COMPARATIVE INDICES
                       ---------------------------------

JP MORGAN ASIA CREDIT INDEX (JACI) tracks total return performance of the Asia fixed-rate dollar bond market. JACI is a market cap-index comprised of sovereign, quasi-sovereign and corporate bonds and it is partitioned by country, sector and credit rating. The JACI universe of securities represents a liquid and diverse set of issues that fairly represents Asia dollar bond opportunities, tracking total return performance on a daily basis. The Fund's benchmark index is comprised of JACI 50% Hong Kong Total Return and 50% China Total Return Index. The benchmark index returns do not reflect any management fees, transaction costs or expenses. Investors cannot invest directly in an index.

CEMBI BROAD DIVERSIFIED INDEX a global, liquid corporate emerging markets benchmark that tracks U.S.-denominated corporate bonds issued by emerging markets entities.

CFETS RMB INDEX tracks the yuan's performance against a basket of 13 currencies, with weightings based mainly on international trade.

FTSE-BOCHK OFFSHORE RMB BOND INDEX tracks the total return performance of offshore RMB-denominated bonds which are issued and settled outside the People's Republic of China and fulfil a set of specified and transparent criteria for eligibility.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2016
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------

[BAR GRAPHIC OMITTED PLOT AS FOLLOWS]

28.0% Bank & Financial
16.2% HY Property CH
12.1% Industrial
10.2% Construction, Materials, Equipment and Cement
9.3% Consumer
8.3% Conglomerate
5.1% Utilities
3.1% IG Property CH
2.8% Property
2.1% REITs
1.6% Sovereign & Quasi
1.2% Energy

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS -- 90.6%
--------------------------------------------------------------------------------

                                                                  Face Amount(1)            Value
                                                                  --------------         -----------
AUSTRALIA -- 7.1%
  APT Pipelines
    3.875%, 10/11/2022 ............................................  500,000            $   517,262
  AusNet Services Holdings
    Callable 09/17/2021 @ $100
    5.750%, 03/17/2076 (A) ........................................  700,000                737,500
  Australia & New Zealand Banking Group
    4.400%, 05/19/2026 ............................................  550,000                563,651
  Australia & New Zealand Banking Group
    Callable 06/15/2026 @ $100
    6.750%, 12/29/2049 (A) ........................................1,100,000              1,135,620
  BHP Billiton Finance
    6.250%, 10/19/2075 ............................................  500,000                526,500
  Goodman Funding Pty
    6.000%, 03/22/2022 ............................................  471,000                547,185
  QBE Insurance Group MTN
    Callable 06/17/2026 @ $100
    5.875%, 06/17/2046 (A) ........................................  400,000                406,597
                                                                                      -------------
                                                                                          4,434,315
                                                                                      -------------
CHINA -- 49.5%
  361 Degrees International
    Callable 06/03/2019 @ $104
    7.250%, 06/03/2021 ............................................  600,000               620,308
  Agile Property Holdings
    Callable 02/18/2017 @ $104
    8.375%, 02/18/2019 ............................................  250,000               267,323

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2016
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                                   Face Amount(1)            Value
                                                                  --------------         -----------
  BCEG HongKong
     3.850%, 06/10/2018 ...........................................   640,000             $   644,745
  Beijing State-Owned Assets Management Hong Kong
     4.125%, 05/26/2025 ...........................................   620,000                 632,504
  Biostime International Holdings
     Callable 06/21/2018 @ $104
     7.250%, 06/21/2021 ...........................................   500,000                 514,928
  CCCI Treasure
     Callable 04/21/2020 @ $100
     3.500%, 12/29/2049 (A) .......................................   600,000                 610,500
  Central China Real Estate
     Callable 01/23/2019 @ $104
     8.750%, 01/23/2021 ...........................................   880,000                 921,800
  Chalco Hong Kong Investment
     Callable 04/17/2017 @ $100
     6.250%, 04/29/2049 (A) ....................................... 1,000,000               1,014,998
  China Aoyuan Property Group
     10.875%, 05/26/2018 ..........................................   940,000               1,021,269
  China Cinda Finance 2015 I MTN
     4.250%, 04/23/2025 ...........................................   550,000                 556,991
  China Construction Bank
     Callable 05/13/2020 @ $100
     3.875%, 05/13/2025 (A) .......................................   550,000                 557,489
  China Hongqiao Group
     6.875%, 05/03/2018 ...........................................   700,000                 711,339
  China Life Insurance
     Callable 07/03/2020 @ $100
     4.000%, 07/03/2075 (A) .......................................   330,000                 329,587
  China New Town Finance I
     5.500%, 05/06/2018 .......................................CNY  5,700,000                 853,679
  China SCE Property Holdings
     Callable 07/02/2018 @ $105
     10.000%, 07/02/2020 ..........................................   750,000                 828,947
  China Taiping Insurance Holdings
     Callable 09/10/2019 @ $100
     5.450%, 12/31/2049 (A) .......................................   900,000                 940,204
  CRCC Yupeng
     Callable 08/01/2019 @ $100
     3.950%, 02/28/2049 (A) .......................................   800,000                 822,927
  Datang Telecom Hong Kong Holdings
     5.500%, 09/29/2017 .......................................CNY  7,000,000               1,057,080
  Dawn Victor
     5.500%, 06/05/2018 ........................................... 1,000,000               1,027,500
  Dianjian Haixing
     Callable 10/21/2019 @ $100
     4.050%, 10/29/2049 (A) .......................................   700,000                 717,500

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2016
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                                     Face Amount(1)            Value
                                                                     --------------         -----------
  ENN Energy Holdings
     6.000%, 05/13/2021 .........................................      400,000              $  453,744
  Future Land Development Holdings
     Callable 07/21/2017 @ $105
     10.250%, 07/21/2019 ........................................      250,000                 275,065
  Future Land Development Holdings
     6.250%, 11/12/2017 .........................................      580,000                 590,178
  Huarong Finance II MTN
     5.000%, 11/19/2025 .........................................      600,000                 635,476
     4.500%, 01/16/2020 .........................................      500,000                 527,259
  Huarui Investment Holding
     5.250%, 11/26/2018 ..................................... CNY    2,000,000                 300,289
  Industrial & Commercial Bank of China
     Callable 12/10/2019 @ $100
     6.000%, 12/29/2049 (A) .....................................    1,500,000               1,563,494
  Jinchuan Group
     4.750%, 07/17/2017 ......................................CNY    9,000,000               1,253,988
  KWG Property Holding
     Callable 08/05/2017 @ $104
     8.250%, 08/05/2019 .........................................      300,000                 325,140
  Logan Property Holdings
     9.750%, 12/08/2017 .........................................      250,000                 266,875
  Oceanwide Holdings International 2015
     Callable 08/11/2018 @ $105
     9.625%, 08/11/2020 .........................................      330,000                 355,112
  Panda Funding Investment
     3.950%, 12/17/2016  .....................................CNY    6,000,000                 902,435
  Powerlong Real Estate Holdings
     10.750%, 09/18/2017 .....................................CNY    7,400,000               1,144,786
  Semiconductor Manufacturing International
     4.125%, 10/07/2019 .........................................      700,000                 726,489
  Sinochem Global Capital
     Callable 11/02/2018 @ $100
     5.000%, 11/29/2049 (A) ....................................       400,000                 413,000
  Start Plus Investments
     5.550%, 06/24/2018 .....................................CNY     3,800,000                 572,288
  Sunac China Holdings
     Callable 12/05/2017 @ $104
     8.750%, 12/05/2019 ........................................       200,000                 219,488
  Times Property Holdings
     10.375%, 07/16/2017 ....................................CNY     4,500,000                 695,076
  Times Property Holdings
     Callable 03/05/2018 @ $106
     11.450%, 03/05/2020 .......................................       250,000                 280,298
  Trillion Chance
     Callable 01/10/2017 @ $104
     8.500%, 01/10/2019 ........................................       500,000                 531,250


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2016
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                                      Face Amount(1)            Value
                                                                      --------------         -----------
  Tuspark Forward
     5.375%, 11/24/2018 ...........................................       600,000           $     612,000
  Unican MTN
     5.150%, 07/02/2018 ....................................... CNY     6,000,000                 906,466
  Unigroup International Holdings
     5.250%, 12/10/2018 ...........................................       400,000                 411,914
  Universal Number One
     5.700%, 01/30/2017 ....................................... CNY     4,000,000                 603,322
  Yunnan Energy Investment Overseas
     5.500%, 10/21/2017 ....................................... CNY     3,500,000                 520,238
  Yuzhou Properties
     Callable 12/08/2017 @ $105
     9.000%, 12/08/2019 ...........................................       550,000                 599,172
  Zhongrong International Bond 2016
     6.950%, 06/21/2019 ...........................................       600,000                 599,832
                                                                                            -------------
                                                                                               30,936,292
                                                                                            -------------
FRANCE -- 1.5%
  Credit Agricole
     Callable 01/23/2024 @ $100
     7.875%, 01/29/2049 (A) .......................................       300,000                 286,500
  Societe Generale
     Callable 09/29/2025 @ $100
     8.000%, 09/29/2049 (A) .......................................       700,000                 668,220
                                                                                            -------------
                                                                                                  954,720
                                                                                            -------------
HONG KONG -- 14.0%
  Bank of East Asia MTN
     Callable 12/02/2020 @ $100
     5.500%, 12/29/2049 (A) .......................................       500,000                 487,562
  China City Construction International
     5.350%, 07/03/2017 ....................................... CNY     9,500,000               1,402,636
  China High Speed Transmission Equipment Group
     8.300%, 11/19/2017 ....................................... CNY     2,000,000                 301,306
  China South City Holdings
     Callable 01/29/2017 @ $104
     8.250%, 01/29/2019 ...........................................       320,000                 321,308
  Dah Sing Bank MTN
     Callable 01/29/2019 @ $100
     5.250%, 01/29/2024 (A) .......................................       500,000                 523,280
  Far East Horizon
     Callable 06/23/2017 @ $100
     5.550%, 06/23/2049 (A) .......................................     1,650,000               1,671,764
  King Power Capital
     5.625%, 11/03/2024 ...........................................       600,000                 662,597
  MCE Finance
     5.000%, 02/15/2021 ...........................................       400,000                 395,810


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2016
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                                      Face Amount(1)            Value
                                                                      --------------         -----------
  Nexteer Automotive Group
     Callable 11/15/2017 @ $104
     5.875%, 11/15/2021 ...........................................      600,000         $    606,000
  NWD MTN
     4.375%, 11/30/2022 ...........................................      350,000              365,012
  Shimao Property Holdings
     Callable 02/10/2019 @ $104
     8.375%, 02/10/2022 ...........................................      560,000              631,228
  Studio City Finance
     Callable 08/01/2016 @ $106
     8.500%, 12/01/2020 ...........................................      250,000              252,500
  Vast Expand
     5.200%, 09/11/2017 ....................................... CNY    7,500,000            1,100,683
                                                                                        -------------
                                                                                            8,721,686
                                                                                        -------------
INDIA -- 4.2%
  GCX
     Callable 08/01/2016 @ $105
     7.000%, 08/01/2019 ...........................................      480,000             466,664
  Greenko Dutch
     Callable 08/01/2017 @ $104
     8.000%, 08/01/2019 ...........................................      240,000             256,200
  ICICI Bank
     Callable 10/31/2016 @ $100
     7.250%, 08/29/2049 (A) .......................................      150,000             150,000
  Indian Oil
     5.750%, 08/01/2023 ...........................................      200,000             226,380
  ITNL International
     8.000%, 07/17/2017 ...................................... CNY     2,500,000             368,776
  ITNL Offshore Two
     7.500%, 04/01/2018 ...................................... CNY     5,000,000             722,500
  JSW Steel
     4.750%, 11/12/2019 ...........................................      500,000             457,500
                                                                                       -------------
                                                                                           2,648,020
                                                                                       -------------
INDONESIA -- 3.8%
  Alam Synergy
     Callable 03/27/2017 @ $103
     6.950%, 03/27/2020 ...........................................      250,000             244,375
  Astra Sedaya Finance MTN
     2.875%, 04/01/2018 ...........................................      500,000             501,000
  Jababeka International
     Callable 09/24/2017 @ $104
     7.500%, 09/24/2019 ...........................................      200,000             209,435
  Marquee Land
     Callable 08/05/2017 @ $105
     9.750%, 08/05/2019 ...........................................      550,000             577,500

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2016
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                                     Face Amount(1)            Value
                                                                     --------------         -----------
  MPM Global Pte
     Callable 09/19/2017 @ $103
     6.750%, 09/19/2019 ...........................................    200,000            $    206,747
  Pratama Agung
     Callable 02/24/2018 @ $103
     6.250%, 02/24/2020 ...........................................    300,000                 306,257
  Theta Capital
     Callable 11/14/2016 @ $103
     6.125%, 11/14/2020 ...........................................    300,000                 305,865
                                                                                         -------------
                                                                                             2,351,179
                                                                                         -------------
JAPAN -- 1.1%
  Meiji Yasuda Life Insurance
     Callable 10/20/2025 @ $100
     5.200%, 10/20/2045 (A) .......................................    600,000                 657,600
                                                                                         -------------
MONGOLIA -- 0.7%
  Trade & Development Bank of Mongolia MTN
     10.000%, 01/21/2017 ......................................CNY   3,000,000                 451,440
                                                                                         -------------
PHILIPPINES -- 1.3%
  Royal Capital
     Callable 05/05/2021 @ $100
     5.500%, 12/29/2049 (A) .......................................    500,000                 510,393
  Travellers International Hotel Group
     6.900%, 11/03/2017 ...........................................    300,000                 317,070
                                                                                         -------------
                                                                                               827,463
                                                                                         -------------
SINGAPORE -- 2.6%
  CITIC Envirotech MTN
     Callable 11/27/2018 @ $100
     5.450%, 12/31/2049 (A) .......................................    500,000                 512,342
  Golden Legacy
     Callable 06/07/2019 @ $104
     8.250%, 06/07/2021 ...........................................    600,000                 611,362
  STATS ChipPAC
     Callable 11/24/2018 @ $104
     8.500%, 11/24/2020 ...........................................    500,000                 517,500
                                                                                         -------------
                                                                                             1,641,204
                                                                                         -------------
SWITZERLAND -- 0.6%
  Credit Suisse Group
     6.250%, 12/29/2049 ...........................................    200,000                 188,216
  UBS Group
     6.875%, 12/29/2049 ...........................................    200,000                 195,500
                                                                                         -------------
                                                                                               383,716
                                                                                         -------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2016
                                                               (UNAUDITED)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
--------------------------------------------------------------------------------

                                                                     Face Amount(1)
                                                                        /Shares                Value
                                                                     --------------         -----------
UNITED ARAB EMIRATES -- 0.8%
  AHB Tier 1 Sukuk
     Callable 06/30/2019 @ $100
     5.500%, 06/29/2049 (A) .......................................     500,000          $     507,580
                                                                                         -------------
UNITED KINGDOM -- 1.6%
  HSBC Holdings
     Callable 06/01/2021 @ $100
     6.875%, 12/31/2049 (A) .......................................     350,000                346,938
  Prudential MTN
     Callable 07/20/2021 @ $100
     5.250%, 12/29/2049 ...........................................     600,000                615,470
                                                                                         -------------
                                                                                               962,408
                                                                                         -------------
UNITED STATES -- 1.8%
  Priceline Group
     Callable 03/01/2026 @ $100
     3.600%, 06/01/2026 ...........................................   1,100,000              1,136,080
                                                                                         -------------
  TOTAL CORPORATE OBLIGATIONS
     (Cost $56,059,907) ...........................................                         56,613,703
                                                                                         -------------

------------------------------------------------------------------------------------------------------
COMMON STOCK -- 1.9%
------------------------------------------------------------------------------------------------------

SINGAPORE -- 1.9%
  Ascendas REIT ..................................................      501,100                922,521
  Frasers Centrepoint Trust REIT .................................      181,000                280,505
                                                                                         -------------
  TOTAL COMMON STOCK
     (Cost $1,152,708) ............................................                          1,203,026
                                                                                         -------------
TOTAL INVESTMENTS -- 92.5%
  (Cost $57,212,615) ..............................................                      $  57,816,729
                                                                                         =============












    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2016
                                                               (UNAUDITED)
--------------------------------------------------------------------------------

A summary of the outstanding forward foreign currency contracts held by the Fund at June 30, 2016, is as follows:

                                                                                              Unrealized
                                                                                             Appreciation
Counterparty     Settlement Date     Currency to Deliver        Currency to Receive         (Depreciation)
----------------------------------------------------------------------------------------------------------
HC Istanbul          8/8/16          SGD      1,183,000          USD        869,469           $   (8,433)
HC Istanbul          8/22/16         CNY     41,585,460          USD      6,300,000               51,396
HC Istanbul          8/22/16         USD      6,300,000          CNY     41,721,750              (30,917)
                                                                                               ---------
                                                                                               $  12,046
                                                                                               =========

Percentages are based on Net Assets of $62,508,082.

(1)      In U.S. dollars unless otherwise indicated.
(A) Floating rate security -- Rate disclosed is the rate in effect on June 30, 2016.

CNY -- China Yuan Renminbi
MTN -- Medium Term Note
REIT -- Real Estate Investment Trust
SGD -- Singapore Dollar
USD -- U.S. Dollar

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments and other financial instruments carried at value:

Investments in Securities             Level 1          Level 2        Level 3       Total
---------------------------------------------------------------------------------------------
 Corporate Obligations              $       --       $56,613,703      $   --     $ 56,613,703
 Common Stock                        1,203,026                --          --        1,203,026
                                    ----------      ------------      ------     ------------
Total Investments in Securities     $1,203,026       $56,613,703      $   --     $ 57,816,729
                                    ==========       ===========      ======     ============

Other Financial Instruments           Level 1          Level 2        Level 3       Total
----------------------------------------------------------------------------------------------
 Forwards Contracts*
    Unrealized Appreciation         $       --      $    51,396       $   --     $     51,396
    Unrealized Depreciation                 --          (39,350)          --          (39,350)
                                    ----------      ------------      ------     ------------
Total Other Financial Instruments   $       --      $    12,046       $   --     $     12,046
                                    ==========      ===========       ======     ============

* Forward foreign currency contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

For the six months ended June 30, 2016, there have been no transfers between Level 1 & Level 2 assets and liabilities. For the six months ended June 30, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 -- Significant Accounting Policies in the Notes to Financial Statements.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND
                                                               JUNE 30, 2016
                                                               (UNAUDITED)

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

 Assets:
  Investments, at Value (Cost $57,212,615) ...........................  $ 57,816,729
  Receivable for Investment Securities Sold ..........................     1,264,639
  Interest Receivable ................................................       835,470
  Receivable for Capital Shares Sold .................................       716,871
  Foreign Currency, at Value (Cost $119,312) .........................       118,422
  Cash Equivalents ...................................................       894,766
  Cash Collateral on Forward Contracts ...............................       900,065
  Cash Collateral on Futures Contracts ...............................       379,188
  Unrealized Appreciation on Forward Foreign Currency Contracts ......        51,396
  Prepaid Expenses ...................................................        18,005
                                                                        ------------
 Total Assets ........................................................    62,995,551
                                                                        ------------
 Liabilities:
  Payable for Investment Securities Purchased ........................       281,292
  Payable for Capital Shares Redeemed ................................        75,224
  Due to Adviser .....................................................        10,640
  Due to Administrator ...............................................        10,274
  Distribution Fees Payable (Class A Shares) .........................         4,485
  Chief Compliance Officer Fees Payable ..............................         1,530
  Unrealized Depreciation on Forward Foreign Currency Contracts ......        39,350
  Audit Fees Payable .................................................        25,672
  Legal Fees Payable .................................................         5,582
  Other Accrued Expenses .............................................        33,420
                                                                        ------------
 Total Liabilities ...................................................       487,469
                                                                        ------------
 Net Assets ..........................................................  $ 62,508,082
                                                                        ============
 Net Assets Consist of:
  Paid-in Capital ....................................................  $ 61,992,605
  Undistributed Net Investment Income ................................       675,336
  Accumulated Net Realized Loss on Investments .......................      (770,721)
  Net Unrealized Appreciation on Investments .........................       604,114
  Net Unrealized Appreciation on Foreign Currency Transactions .......         6,748
                                                                        ------------
                                                                        $ 62,508,082
                                                                        ============
 Net Asset Value Price Per Share
  Institutional Class Shares ($38,308,670 / 3,778,706 shares)
  (unlimited authorization -- no par value) ..........................  $      10.14
                                                                        ============
 Net Asset Value Price Per Share
  Class A Shares ($24,199,412 / 2,383,763 shares)
  (unlimited authorization -- no par value) ..........................  $      10.15
                                                                        ============
 Maximum Offering Price Per Share -- Class A ($10.15/95.75%) .........  $      10.60
                                                                        ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                        HARVEST FUNDS
                                                       INTERMEDIATE BOND
                                                       FOR THE SIX MONTHS ENDED
                                                       JUNE 30, 2016 (UNAUDITED)
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

 Investment Income:
  Interest Income ...................................................................  $ 1,689,159
  Less: Foreign Taxes Withheld ......................................................       (6,023)
                                                                                       -----------
 Total Investment Income ............................................................    1,683,136
                                                                                       -----------
 Expenses:
  Investment Advisory Fees ..........................................................      217,933
  Administration Fees ...............................................................       62,330
  Distribution Fees (Class A Shares) ................................................       28,200
  Trustees' Fees ....................................................................        7,420
  Chief Compliance Officer Fees .....................................................        2,896
  Transfer Agent Fees ...............................................................       49,319
  Registration Fees .................................................................       17,896
  Legal Fees ........................................................................       15,505
  Audit Fees ........................................................................       13,078
  Printing Fees .....................................................................       11,674
  Custodian Fees ....................................................................        4,620
  Insurance and Other Expenses ......................................................       11,245
                                                                                       -----------
 Total Expenses .....................................................................      442,116
 Less:
  Waiver of Investment Advisory Fees ................................................     (158,416)
                                                                                       -----------
 Net Expenses .......................................................................      283,700
                                                                                       -----------
 Net Investment Income ..............................................................    1,399,436
                                                                                       -----------
 Net Realized Loss on Investments ...................................................      (63,656)
 Net Realized Gain on Futures Contracts .............................................       35,063
 Net Realized Loss on Forward Contracts and Foreign Currency Transactions ...........     (751,409)
 Net Change in Unrealized Appreciation on Investments ...............................    1,478,886
 Net Change in Unrealized Appreciation on Forward Contracts and Foreign Currency
  Transactions and Translation of other Assets and Liabilities Denominated in
  Foreign Currencies ................................................................      250,155
                                                                                       -----------
 Net Realized and Unrealized Gain on Investments, Futures Contracts, Forward
  Contracts, Foreign Currency Transactions and Translation of other Assets and
  Liabilities Denominated in Foreign Currencies .....................................      949,039
                                                                                       -----------
 Net Increase in Net Assets Resulting from Operations ...............................  $ 2,348,475
                                                                                       ===========


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    Six Months Ended
                                                                                      June 30, 2016        Year Ended
                                                                                       (Unaudited)      December 31, 2015
                                                                                    ----------------    -----------------
Operations:
 Net Investment Income ..............................................................  $  1,399,436       $  2,658,744
 Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency
   Transactions and Translation of other Assets and Liabilities Denominated in
   Foreign Currencies ...............................................................      (780,002)           196,479
 Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures
   Contracts and Foreign Currency Transactions and Translation of other Assets and
   Liabilities Denominated in Foreign Currencies ....................................     1,729,041           (393,374)
                                                                                       ------------       ------------
 Net Increase in Net Assets Resulting from Operations ...............................     2,348,475          2,461,849
                                                                                       ------------       ------------
Dividends and Distributions:
 Net Investment Income
    Institutional Class .............................................................      (418,624)        (1,878,454)
    Class A .........................................................................      (243,921)          (982,685)
 Net Realized Gains
    Institutional Class .............................................................            --             (2,213)
    Class A .........................................................................            --             (1,208)
                                                                                       ------------       ------------
 Total Dividends and Distributions ..................................................      (662,545)        (2,864,560)
                                                                                       ------------       ------------
Capital Share Transactions:(1)
Institutional Class Shares:
    Issued ..........................................................................     5,405,660         26,698,418
    Reinvestment of Distributions ...................................................       304,724          1,385,523
    Redeemed ........................................................................    (5,171,264)       (16,727,375)
                                                                                       ------------       ------------
 Net Institutional Class Share Transactions .........................................       539,120         11,356,566
                                                                                       ------------       ------------
Class A Shares:
    Issued ..........................................................................     5,589,092         12,691,631
    Reinvestment of Distributions ...................................................       218,982            892,390
    Redemption Fees -- Note 2 .......................................................            --              2,975
    Redeemed ........................................................................    (2,414,648)        (6,382,647)
                                                                                       ------------       ------------
 Net Class A Share Transactions .....................................................     3,393,426          7,204,349
                                                                                       ------------       ------------
Net Increase in Net Assets from Share Transactions ..................................     3,932,546         18,560,915
                                                                                       ------------       ------------
Total Increase in Net Assets ........................................................     5,618,476         18,158,204
                                                                                       ------------       ------------
Net Assets:
 Beginning of Period ................................................................    56,889,606         38,731,402
                                                                                       ------------       ------------
 End of Period (including undistributed (distributions in excess of)
   net investment income of $675,336 and $(61,555), respectively) ...................  $ 62,508,082       $ 56,889,606
                                                                                       ============       ============

(1)  For share transactions, see Note 6 in the Notes to Financial Statements.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                         Selected Per Share Data & Ratios
                                                                            For a Share Outstanding Throughout the Period

                                                          Six Months          Year             Year            Period
                                                            Ended             Ended            Ended            Ended
                                                        June 30, 2016      December 31,     December 31,     December 31,
INSTITUTIONAL CLASS SHARES                               (Unaudited)           2015             2014            2013*
                                                        -------------      ------------     ------------     ------------
Net Asset Value, Beginning of Period .................  $      9.86        $      9.93       $    10.06      $     10.00
                                                        -----------        -----------       ----------      -----------
Income (Loss) from Operations:
  Net Investment Income(1) ...........................         0.24               0.49             0.49             0.37
  Net Realized and Unrealized Gain (Loss) ............         0.15              (0.04)            0.03             0.23
                                                        -----------        -----------       ----------      -----------
Total from Operations ................................         0.39               0.45             0.52             0.60
                                                        -----------        -----------       ----------      -----------
Redemption Fees ......................................  $        --        $        --       $       --      $      0.00(2)
                                                        -----------        -----------       ----------      -----------
Dividends and Distributions:
  Net Investment Income ..............................        (0.11)             (0.52)           (0.50)           (0.50)
  Net Realized Gain ..................................           --              (0.00)(2)        (0.15)           (0.04)
                                                        -----------        -----------       ----------      -----------
Total Dividends and Distributions ....................        (0.11)             (0.52)           (0.65)           (0.54)
                                                        -----------        -----------       ----------      -----------
Net Asset Value, End of Period .......................  $     10.14        $      9.86       $     9.93      $     10.06
                                                        ===========        ===========       ==========      ===========
TOTAL RETURN+ ........................................        4.02%              4.56%            5.16%            6.09%
                                                        ===========        ===========       ==========      ===========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ................  $    38,309        $    36,803       $   25,824      $    19,130
Ratio of Expenses to Average Net Assets ..............        0.88%**            0.88%            0.88%(3)         0.88%(3)**
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Fees Paid Indirectly) ..................        1.42%**            1.47%            1.89%            4.53%**
Ratio of Net Investment Income to Average
  Net Assets .........................................        4.91%**            4.84%            4.81%            4.37%**
Portfolio Turnover Rate ..............................          65%***            210%             336%             372%***

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    COMMENCED OPERATIONS ON FEBRUARY 27, 2013.

**   ANNUALIZED.

***  NOT ANNUALIZED.

(1)  CALCULATED USING AVERAGE SHARES.

(2)  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

(3) RATIO EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 0.88%.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                             Selected Per Share Data & Ratios
                                                                                For a Share Outstanding Throughout the Period

                                                            Six Months           Year              Year           Period
                                                               Ended             Ended             Ended           Ended
                                                          June 30, 2016       December 31,      December 31,     December 31,
CLASS A SHARES                                             (Unaudited)            2015              2014            2013*
                                                          -------------       ------------      ------------     ------------
Net Asset Value, Beginning of Period ....................  $      9.86         $     9.93        $    10.06      $     10.00
                                                           -----------         ----------        ----------      -----------
Income (Loss) from Operations:
  Net Investment Income(1) ..............................         0.23               0.47              0.47             0.39
  Net Realized and Unrealized Gain (Loss) ...............         0.17              (0.05)             0.02             0.14
                                                           -----------         ----------        ----------      -----------
Total from Operations ...................................         0.40               0.42              0.49             0.53
                                                           -----------         ----------        ----------      -----------
Redemption Fees .........................................  $        --         $     0.00(2)     $      0.01     $      0.07
                                                           -----------         ----------        ----------      -----------
Dividends and Distributions:
  Net Investment Income .................................        (0.11)             (0.49)            (0.48)           (0.50)
  Net Realized Gain .....................................           --               0.00(2)          (0.15)           (0.04)
                                                           -----------         ----------        ----------      -----------
Total Dividends and Distributions .......................        (0.11)             (0.49)            (0.63)           (0.54)
                                                           -----------         ----------        ----------      -----------
Net Asset Value, End of Period ..........................  $     10.15         $     9.86        $     9.93      $     10.06
                                                           ===========         ==========        ==========      ===========
TOTAL RETURN+ ...........................................        4.05%              4.30%             4.97%            6.09%
                                                           ===========         ==========        ==========      ===========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ...................  $    24,199         $   20,087        $   12,907      $       490
Ratio of Expenses to Average Net Assets .................        1.13%**            1.13%             1.13%(3)         1.13%(3)**
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Fees Paid Indirectly) .....................        1.67%**            1.73%             2.06%            4.79%**
Ratio of Net Investment Income to Average
  Net Assets ............................................        4.67%**            4.64%             4.58%            4.13%**
Portfolio Turnover Rate .................................          65%***            210%              336%             372%***

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    COMMENCED OPERATIONS ON FEBRUARY 27, 2013.

**   ANNUALIZED.

***  NOT ANNUALIZED.

(1)  CALCULATED USING AVERAGE SHARES.

(2)  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

(3) RATIO EXCLUDES THE EFFECT OF FEES PAID INDIRECTLY. IF THESE EXPENSE OFFSETS WERE INCLUDED, THE RATIO WOULD HAVE BEEN 1.13%.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 55 funds. The financial statements herein are those of Harvest Funds Intermediate Bond (the "Fund") which offers two classes of shares: Institutional Shares and Class A Shares. The Fund is diversified and its investment objective is to seek long-term total return through a combination of capital appreciation and current income. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund. The Fund is an investment company in conformity with U.S. generally accepted accounting principles ("U.S. GAAP"). Therefore, the Fund follows the accounting and reporting guidelines for investment companies:

USE OF ESTIMATES -- The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts' Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Fund's Board of Trustees (the "Board"). The Fund's fair value procedures are implemented through a fair value pricing committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

As of June 30, 2016, there were no securities valued in accordance with the fair value procedures.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

     o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     o Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speed, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

     o Level 3 -- Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, reference the Schedule of Investments.

For the six months ended June 30, 2016, there have been no significant changes to the Fund's fair value methodologies.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount calculated using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Fund may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains/(loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. For open forward currency contracts, refer to the schedule of investments.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. ("ISDA") master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

THE ADVISORS' INNER CIRCLE FUND                               HARVEST FUNDS
                                                              INTERMEDIATE BOND


--------------------------------------------------------------------------------

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following table presents by derivative type the Fund's OTC derivative assets net of the related collateral posted for the benefit of the Fund at June 30, 2016:

                                                                      Collateral Pledged
Derivative Type             Value Of Asset     Value Of Liability     (Received) By Fund      Net Amount
---------------             --------------     ------------------     ------------------      ----------
Forward Foreign Currency
Exchange Contracts             $ 51,396           $ (39,350)              $ (12,046)            $  --

For the six months ended June 30, 2016, the average balances of forward foreign currency exchange contracts were as follows:

Forward Foreign Currency Exchange Contracts:
Average Monthly Notional Contracts Purchased     $ 10,755,395
Average Monthly Notional Contracts Sold          $ 10,240,040

FUTURES CONTRACTS -- To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund's returns. The Fund's investments in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Finally, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

For the six months ended June 30, 2016, the average balances of futures contracts were as follows:

Futures Contracts:
Average Monthly Notional Value of Contracts Sold Short      $ 1,739,581

The effect of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016 was as follows:

The fair value of derivative instruments as of June 30, 2016 was as follows:

                                        Asset Derivatives                                   Liability Derivatives
                                 Six months ended June 30, 2016                       Six months ended June 30, 2016
                               Statement of Assets and Liabilities                  Statement of Assets and Liabilities
                               -----------------------------------                  -----------------------------------
                                   Location                     Fair Value                Location                   Fair Value
--------------------------------------------------------------------------------------------------------------------------------
Forward Foreign        Unrealized appreciation on forward                     Unrealized depreciation on forward
exchange contracts     foreign currency contracts               $ 51,396      foreign currency contracts              $ 39,350
                                                                --------                                              --------
Total derivatives not accounted for as hedging instruments      $ 51,396                                              $ 39,350
                                                                ========                                              ========

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 is as follows: Amount of realized gain or (loss) on derivatives recognized:

Derivatives Not Accounted for as                                  Forward Foreign
Hedging Instruments                               Futures       Currency Contracts         Total
----------------------------------------------------------------------------------------------------
  Forward Foreign exchange contracts .........  $     --           $ (584,342)         $ (584,342)
  Interest rate contracts ....................    35,063                   --              35,063
                                                --------           ----------          ----------
    Total ....................................  $ 35,063           $ (584,342)         $ (549,279)
                                                ========           ==========          ==========

Change in unrealized appreciation or (depreciation) on derivatives recognized:

Derivatives Not Accounted for as                         Forward Foreign
Hedging Instruments                                    Currency Contracts         Total
------------------------------------------------------------------------------------------
  Forward Foreign exchange contracts ....................  $ 248,246            $ 248,246
                                                           ---------            ---------
    Total ...............................................  $ 248,246            $ 248,246
                                                           =========            =========

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended June 30, 2016, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2016, the Fund did not incur any interest or penalties.

CASH EQUIVALENTS -- Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the fund based on the number of funds and/or relative daily net assets.

CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund declares distributions from its net investment income monthly and distributes its net investment income, if any, monthly and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

REDEMPTION FEES -- The Fund retains redemption fees of 1.50% on redemptions of fund shares held for less than 90 days. The redemption fee is recorded as an increase to paid-in capital. For the six months ended June 30, 2016, the Fund did not retain redemption fees for Class A Shares. For the year ended December 31, 2015, the Fund retained fees of $2,975. Such fees are retained by the Fund for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer ("CCO") as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services and fees have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended June 30, 2016, the Fund was charged $62,330, for these services.

The Trust has adopted a Distribution Plan (the "Plan") for the Fund's Class A Shares. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of it shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive 0.25% of the Fund's average daily net assets attributable to Class A Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Shares of the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

Brown Brothers Harriman & Co. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Harvest Global Investments Limited ("Harvest" or the "Adviser") provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.75% of the Fund's average daily net assets.

The Adviser has contractually agreed (effective February 27, 2013) to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, collectively "excluded expenses") from exceeding the amounts of 0.88% and 1.13% for Institutional Class Shares and Class A Shares, respectively, as a percentage of average net assets, until April 30, 2017.

The Adviser may renew these contractual fee waivers for subsequent periods. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the total annual fund operating expenses (not including excluded expenses) and the amounts listed above for each Fund to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. To maintain these expense limits, the Adviser may reduce a portion of its management fees and/or reimburse certain expenses of each Fund. As of June 30, 2016, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $358,178, $338,903, $332,332 and $158,416 expiring in 2016, 2017, 2018 and 2019, respectively. During the six months ended June 30, 2016, there has been no recoupment of previously waived and reimbursed fees.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

6. SHARE TRANSACTIONS

                                                         Six Months Ended
                                                           June 30, 2016           Year Ended
                                                            (Unaudited)         December 31, 2015
                                                           --------------       -----------------
SHARE TRANSACTIONS:
  INSTITUTIONAL CLASS
    Issued .................................................  541,037               2,652,959
    Reinvested .............................................   30,564                 138,469
    Redeemed ............................................... (527,264)             (1,657,726)
                                                             --------             -----------
  NET SHARE TRANSACTIONS ...................................   44,337               1,133,702
                                                             ========             ===========
  CLASS A
    Issued .................................................  568,206               1,279,074
    Reinvested .............................................   21,915                  89,319
    Redeemed ............................................... (243,575)               (630,807)
                                                             --------             -----------
  NET SHARE TRANSACTIONS ...................................  346,546                 737,586
                                                             ========             ===========

7. INVESTMENT TRANSACTIONS:

For the six months ended June 30, 2016, the Fund made purchases of $28,968,289 and sales of $25,704,702 of investment securities other than long-term U.S. Government and short-term securities. The Fund had no purchases or sales of long-term U.S. Government securities.

8. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of ordinary dividends and capital gain distributions declared during the last two fiscal years was as follows:

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

                                           Long-Term
                       Ordinary Income    Capital Gain     Total
                       ---------------    ------------   ---------
              2015        $2,771,600        $92,960      $2,864,560
              2014        $2,375,422        $    --      $2,375,422

As of December 31, 2015, the components of Accumulated Losses on a tax basis were as follows:

     Undistributed Long-Term Capital Gains           $     13,828
     Post October Currency Losses Deferred               (297,754)
     Unrealized Depreciation                           (1,122,728)
     Other Temporary Differences                          236,201
                                                     ------------
     Total Accumulated Losses                        $ (1,170,453)
                                                     ============

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held (excluding foreign currency) by the Fund at June 30, 2016 were as follows:

                         Aggregate Gross           Aggregate Gross         Net Unrealized
Federal Tax Cost    Unrealized Appreciation    Unrealized Depreciation      Appreciation
----------------    -----------------------    -----------------------     --------------
  $57,212,615             $1,543,597                 $(939,483)               $604,114

9. CONCENTRATION OF RISK:

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could impact the net asset value. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. The Fund's portfolio consists mainly of Chinese fixed income securities.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains realized and unrealized or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned/recognized.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

At June 30, 2016, the net assets of the Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

Because the Fund geographically focuses its investments in securities of Chinese issuers and issuers with economic ties to China, the Fund is subject to the risk that political, social or economic instability within China may cause the Fund's investments to decline in value. The People's Republic of China
(PRC) government exercises significant control over the PRC's economy through its industrial policies (e.g., allocation of resources and other preferential treatment), monetary policy, management of currency exchange rates, and management of the payment of foreign currency denominated obligations. Changes in these policies could adversely impact affected industries or companies. The PRC's economy, particularly its export oriented industries, may be adversely impacted by trade or political disputes with the PRC's major trading partners, including the U.S. In addition, as its consumer class emerges, the PRC's domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. The Fund currently may buy Renminbi only on the offshore CNH market. The CNH market is newly developed, and as such is often illiquid and highly volatile. The Fund may be subject to greater risk than a mutual fund whose assets are more geographically diversified.

As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

10. OTHER:

As of June 30, 2016, 80% of Institutional Class Shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. SUBSEQUENT EVENTS:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2016 to June 30, 2016).

The table on the next page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Funds' actual return -- the account values shown do not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                                HARVEST FUNDS
                                                               INTERMEDIATE BOND


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                     BEGINNING           ENDING       ANNUALIZED      EXPENSES
                                   ACCOUNT VALUE     ACCOUNT VALUE      EXPENSE     PAID DURING
                                     01/01/16           06/30/16        RATIOS        PERIOD*
------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
  Institutional Class Shares        $ 1,000.00       $ 1.040.20         0.88%        $  4.46
  Class A Shares                      1,000.00         1,040.50         1.13%           5.73
HYPOTHETICAL 5% RETURN
  Institutional Class Shares        $ 1,000.00       $ 1,020.49         0.88%        $  4.42
  Class A Shares                      1,000.00         1,019.24         1.13%           5.67

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.)

                                 HARVEST FUNDS
                                P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-855-573-6994

                              INVESTMENT ADVISER:
                       Harvest Global Investments Limited
                            31/F One Exchange Square
                           8 Connaught Place, Central
                                   Hong Kong

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                          Philadelphia, PA 19103-2921

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                           PricewaterhouseCoopers LLP
                              Two Commerce Square
                         2001 Market Street, Suite 1700
                             Philadelphia, PA 19103

         THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT
                            PROSPECTUS FOR THE FUND.






                                                                 HGI-SA-001-0400

Item 2. CODE OF ETHICS.

Not applicable for semi-annual report.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund

                                                 /s/  Michael Beattie
                                                 --------------------
By (Signature and Title)                         Michael Beattie, President


Date: September 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                         /s/ Michael Beattie
                                                 -------------------
                                                 Michael Beattie, President

Date: September 8, 2016


By (Signature and Title)                         /s/  Stephen Connors
                                                 --------------------
                                                 Stephen Connors
                                                 Treasurer, Controller & CFO

Date: September 8, 2016